UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10065
Tax-Managed Small-Cap Growth Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Tax-Managed Small-Cap Growth Portfolio	as of January 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.0%

Security	Shares	Value
Aerospace / Defense — 1.2%
Ceradyne, Inc. (1)	21,300	$718,449
Essex Corp. (1)	24,900	442,473
Teledyne Technologies, Inc. (1)	32,700	983,289
		$2,144,211

Airlines — 0.2%
Alaska Air Group, Inc. (1)	11,900	354,501
		$354,501

Banks — 1.8%
East-West Bancorp, Inc.	22,500	876,150
Hanmi Financial Corp.	23,400	831,402
PrivateBancorp, Inc.	27,400	895,980
Wintrust Financial Corp.	10,500	582,540
		$3,186,072

Beverages — 1.6%
Constellation Brands, Inc. (1)	20,600	1,069,552
Hansen Natural Corp. (1)	42,400	1,734,160
		$2,803,712

Broadcasting and Cable — 1.2%
Central European Media Enterprises, Ltd. (1) (2)	56,000	2,066,400
		$2,066,400

Broadcasting and Radio — 0.5%
XM Satellite Radio Holdings, Inc., Class A (1)	27,700	883,907
		$883,907

Building Materials — 2.6%
Florida Rock Industries, Inc.	20,800	1,298,960
Simpson Manufacturing Co., Inc.	11,700	420,030
Texas Industries, Inc.	23,000	1,461,420
Walter Industries, Inc.	39,300	1,376,286
		$4,556,696

Business Services - Miscellaneous — 3.1%
Clean Harbors, Inc. (1)	55,400	1,043,736
Corporate Executive Board Co., (The)	25,000	1,597,500
Duratek, Inc. (1)	33,700	944,611
Heidrick & Struggles International, Inc. (1)	28,300	935,315
NAVTEQ, Corp. (1)	15,900	608,811
Shopping.com, Ltd. (1) (2)	14,500	322,770
		$5,452,743

Casinos and Gaming — 4.6%
Ameristar Casinos, Inc.	21,300	$931,449
Boyd Gaming Corp.	21,400	851,720
Kerzner International, Ltd. (1) (2)	9,500	573,135
Las Vegas Sands Corp. (1)	1,400	60,767
Penn National Gaming, Inc. (1)	31,900	2,092,321
Station Casinos, Inc.	24,900	1,531,350
Wynn Resorts, Ltd. (1)	30,000	1,966,800
		$8,007,542

Chemicals — 1.8%
Albemarle Corp.	10,500	368,655
Braskem SA ADR (1) (2)	14,245	638,176
Crompton Corp.	58,300	679,195
Georgia Gulf Corp.	12,600	644,364
Lyondell Chemical Co.	29,700	873,774
		$3,204,164

Coal — 2.2%
Massey Energy Co.	52,100	1,976,153
Peabody Energy Corp.	23,100	1,957,725
		$3,933,878

Commercial Services — 1.0%
Alliance Data Systems Corp. (1)	38,600	1,676,012
		$1,676,012

Computer Equipment — 1.4%
Synaptics, Inc. (1)	66,500	2,465,155
		$2,465,155

Computer Services — 1.4%
Cognizant Technology Solutions Corp. (1)	32,100	1,216,590
Logitech International SA ADR (1)	7,700	474,320
SRA International, Inc., Class A (1)	14,900	827,397
		$2,518,307

Computer Software — 3.2%
Cogent, Inc. (1)	64,393	1,951,108
Kronos, Inc. (1)	13,300	715,141
Open Solutions, Inc. (1)	14,500	316,390
RADWARE, Ltd. (1) (2)	30,500	743,895
Verint Systems, Inc. (1)	34,900	1,330,737
Witness Systems, Inc. (1)	27,300	486,213
		$5,543,484

Distribution/Wholesale — 1.1%
Delta and Pine Land Co.	21,100	621,184
Nash Finch Co.	19,000	792,205
Scansource, Inc. (1)	9,400	604,138
		$2,017,527

Drugs — 5.5%
Amylin Pharmaceuticals Inc. (1)	26,600	596,106
Encysive Pharmaceuticals, Inc. (1)	62,500	587,500
Eyetech Pharmaceuticals, Inc. (1)	17,000	626,620
First Horizon Pharmaceutical Corp. (1)	38,200	683,016
Immucor, Inc. (1)	137,775	4,217,293
Impax Laboratories, Inc. (1)	57,500	985,838
Nabi Biopharmaceuticals (1)	61,000	787,510
United Therapeutics Corp. (1)	12,700	541,909
Valeant Pharmaceuticals International	27,300	681,681
		$9,707,473

Electronics - Instruments — 0.8%
Ametek, Inc.	16,500	$630,300
Trimble Navigation, Ltd. (1)	22,300	792,988
		$1,423,288

Electronics - Semiconductors — 3.6%
Intermagnetics General Corp. (1)	23,800	601,902
NVIDIA Corp. (1)	77,200	1,769,424
PortalPlayer, Inc. (1)	15,000	307,950
QLogic Corp. (1)	12,000	459,360
Sigmatel, Inc. (1)	29,600	1,166,536
Silicon Image, Inc. (1)	166,100	1,978,251
		$6,283,423

Energy Equipment and Services — 0.3%
KFx, Inc. (1)	39,700	552,227
		$552,227

Entertainment — 1.7%
Gaylord Entertainment Co. (1)	40,800	1,601,400
WMS Industries, Inc. (1)	44,666	1,399,833
		$3,001,233

Financial Services — 2.4%
First Marblehead Corp., (The) (1)	55,300	3,557,449
Metris Companies, Inc. (1)	50,100	596,190
		$4,153,639

Health Services — 3.3%
Centene Corp. (1)	52,700	1,768,085
Genesis HealthCare Corp. (1)	24,800	860,064
LifePoint Hospitals, Inc. (1)	27,700	1,047,060
PacifiCare Health Systems, Inc. (1)	16,800	1,033,704
Psychiatric Solutions, Inc. (1)	14,700	520,380
WellCare Health Plans, Inc. (1)	16,600	584,320
		$5,813,613

Hotels — 0.9%
Choice Hotels International, Inc.	16,900	980,200
Four Seasons Hotels, Inc. (2)	8,200	631,072
		$1,611,272

Household Products — 1.0%
Chattem, Inc. (1)	24,815	895,077
Owens-Illinois, Inc. (1)	34,600	786,112
		$1,681,189

Information Services — 0.5%
Acxiom Corp.	14,200	327,736
Jack Henry & Associates, Inc.	25,000	519,750
		$847,486

Internet - Software — 0.7%
F5 Networks, Inc. (1)	16,811	805,919
TIBCO Software, Inc. (1)	42,300	464,877
		$1,270,796

Internet Content - Entertainment — 0.9%
Ask Jeeves, Inc. (1)	29,100	$825,276
Audible, Inc. (1)	17,800	496,086
Jupitermedia Corp. (1)	17,100	314,811
		$1,636,173

Internet Services — 3.7%
Ariba, Inc. (1)	99,300	1,378,284
Blue Coat Systems, Inc. (1)	31,100	800,825
Greenfield Online, Inc. (1)	30,113	549,863
Imergent, Inc. (1)	27,400	578,140
Infospace, Inc. (1)	15,400	727,034
Vasco Data Security International (1)	57,200	445,588
Websense, Inc. (1)	38,900	2,088,930
		$6,568,664

Investment Services — 1.9%
Affiliated Managers Group, Inc. (1)	14,200	900,422
GFI Group, Inc. (1)	8,400	220,416
Greenhill & Co., Inc.	36,400	1,079,624
MarketAxess Holdings, Inc. (1)	86,200	1,197,318
		$3,397,780

Machinery — 2.2%
Bucyrus International, Inc.	40,500	1,486,350
IDEX Corp.	11,600	447,180
Joy Global, Inc.	71,400	1,994,202
		$3,927,732

Medical - Biomed / Genetics — 1.0%
Connetics Corp. (1)	13,200	322,344
Myriad Genetics, Inc. (1)	21,700	537,292
PRA International (1)	20,200	489,042
Third Wave Technologies, Inc. (1)	55,400	397,772
		$1,746,450

Medical Products — 9.8%
Advanced Medical Optics, Inc. (1)	23,500	1,003,215
American Medical Systems Holdings, Inc. (1)	32,700	1,284,129
ArthroCare Corp. (1)	38,700	1,151,325
Aspect Medical Systems, Inc. (1)	55,700	1,255,478
Cooper Cos., Inc.	14,400	1,104,480
Cytyc Corp. (1)	50,200	1,257,510
Dade Behring Holdings, Inc. (1)	11,800	674,370
DJ Orthopedics Inc. (1)	15,600	376,740
Foxhollow Technologies, Inc. (1)	7,200	203,040
Given Imaging, Ltd. (1) (2)	38,000	1,268,440
Haemonetics Corp. (1)	48,000	1,865,760
Hologic, Inc. (1)	36,500	1,303,050
Inamed Corp. (1)	9,900	685,080
Intralase Corp. (1)	35,878	825,194
Kyphon, Inc. (1)	33,000	906,510
SonoSite, Inc. (1)	12,500	396,625
Sybron Dental Specialties, Inc. (1)	29,100	1,098,816
Ventana Medical Systems, Inc. (1)	8,100	544,968
		$17,204,730

Metals - Industrial — 1.4%
Cameco Corp. (2)	46,900	$1,611,015
Formation Capital Corp. (1) (2) (3) (4)	400,000	130,566
Steel Dynamics, Inc.	18,800	710,640
		$2,452,221

Oil and Gas - Equipment and Services — 1.5%
Cal Dive International, Inc. (1)	7,400	323,380
Dril-Quip, Inc. (1)	20,900	600,875
Hydril Co. (1)	22,300	1,115,000
Maverick Tube Corp. (1)	16,000	544,960
		$2,584,215

Oil and Gas - Exploration and Production — 3.5%
Denbury Resources, Inc. (1)	66,000	1,927,200
McMoRan Exploration Co. (1)	29,800	503,620
Niko Resources, Ltd. (2)	16,100	710,437
Quicksilver Resources, Inc. (1)	14,000	622,020
Range Resources Corp.	24,600	545,874
Southwestern Energy Co. (1)	22,900	1,174,770
Vintage Petroleum, Inc.	25,300	612,513
		$6,096,434

Real Estate Operation / Development — 2.0%
InPhonic, Inc. (1)	48,700	1,224,805
WCI Communities, Inc. (1)	21,900	697,734
ZipRealty, Inc. (1)	91,900	1,606,412
		$3,528,951

REITS — 0.8%
Host Marriott Corp.	48,100	769,600
Meristar Hospitality Corp. (1)	87,900	678,588
		$1,448,188

Retail - Food and Drug — 0.3%
Jack in the Box, Inc. (1)	17,500	605,150
		$605,150

Retail - Restaurants — 1.7%
Cheesecake Factory, Inc. (The) (1)	29,400	951,678
P.F. Chang’s China Bistro, Inc. (1)	20,000	1,111,800
Sonic Corp. (1)	20,200	643,168
Texas Roadhouse, Inc., Class A (1)	10,766	346,019
		$3,052,665

Retail - Specialty and Apparel — 2.2%
American Eagle Outfitters	45,400	2,306,320
Coldwater Creek, Inc. (1)	24,400	665,632
Quiksilver, Inc. (1)	29,600	884,152
		$3,856,104

Semiconductor Equipment — 2.6%
Lam Research Corp. (1)	26,200	701,112
Tessera Technologies, Inc. (1)	100,800	3,921,120
		$4,622,232

Telecommunication Services — 0.5%
Telewest Global, Inc. (1) (2)	51,200	862,720
		$862,720

Telecommunications - Equipment — 1.3%
American Tower Corp., Class A (1)	106,400	$1,927,968
ECI Telecom, Ltd. (1) (2)	44,100	338,688
		$2,266,656

Transportation — 2.7%
Landstar System, Inc. (1)	42,400	1,474,672
Overseas Shipholding Group	10,086	562,900
UTI Worldwide, Inc. (2)	19,100	1,315,608
Yellow Roadway Corp. (1)	25,200	1,426,824
		$4,780,004

Wireless Communication Services — 6.4%
Alamosa Holdings, Inc. (1)	85,800	1,098,240
Nextel Partners, Inc., Class A (1)	30,700	610,623
NII Holdings, Inc., Class B (1)	117,400	6,316,120
SBA Communications Corp. (1)	44,100	377,496
Spectrasite, Inc. (1)	20,900	1,224,740
Telesystem International Wireless, Inc. (1) (2)	32,200	454,342
UbiquiTel, Inc. (1)	156,900	1,096,731
		$11,178,292

Total Common Stocks (identified cost $137,259,931)		$168,975,311

Special Warrants — 0.1%

Security	Shares	Value
Metals - Gold — 0.1%
Western Exploration and Development, Ltd. (1) (3) (4)	600,000	180,000
		$180,000

Total Special Warrants (identified cost $480,000)		$180,000

Private Placements  — 0.0%

Security	Shares	Value
Metals - Gold — 0.0%
Nevada Pacific Mining Co. (1) (3) (4)	80,000	56,000
		$56,000

Total Private Placements (identified cost $80,000)		$56,000

Commercial Paper — 2.3%

	Principal
	Amount
Security	(000’s omitted)	Value
General Electric Capital Corp., 2.48%, 2/1/05	4,123	$4,123,000

Total Commercial Paper (at amortized cost, $4,123,000)		$4,123,000

Short-Term Investments — 2.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.50%, 2/1/05	3,462	$3,462,000

Total Short-Term Investments (at amortized cost, $3,462,000)		$3,462,000

Total Investments — 100.4% (identified cost $145,404,931)		$176,796,311

Other Assets, Less Liabilities — (0.4)%		$(785,724)

Net Assets — 100.0%		$176,010,587

ADR	-	American Depository Receipt

(1)		Non-income producing security.
(2)		Foreign security.
(3)		Restricted security.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

Tax-Managed Small-Cap Growth Portfolio	as of January 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	93.0%	$164,474,726
Canada	2.1%	3,717,433
Israel	1.5%	2,673,793
Bermuda	1.2%	2,066,400
United Kingdom	1.2%	2,178,328
Brazil	0.4%	638,176
Bahama Islands	0.3%	573,135
Switzerland	0.3%	474,320
Total	100.0%	$176,796,311

The Portfolio did not have any open financial instruments at January 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$145,404,931
Gross unrealized appreciation	$33,547,968
Gross unrealized depreciation	(2,156,588)
Net unrealized appreciation	$31,391,380

Restricted Securities

Description	Date of Acquisition	Shares/Face	Cost	Fair Value

Common Stocks
Formation Capital Corp.	12/21/98	400,000	$88,260	$130,566
			$88,260	$130,566

Private Placements and Special Warrants
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$56,000
Western Exploration and Development, Ltd.	12/21/98	600,000	480,000	180,000
			$560,000	$236,000

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	March 17, 2005

By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer and Principal Financial Officer

Date:	March 17, 2005